Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year (in Shares)	7,001,800	4,235,525	2,206,321
0.00-0.01 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year (in Shares)	589,668	506,231	622,621
0.31-0.76 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year (in Shares)	3,118,060
1.23-1.89 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year (in Shares)	3,294,072	3,722,972	1,577,250
46.62-1,554.54 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year (in Shares)		6,322	6,450
Maximum [Member] | 0.00-0.01 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	1 month 24 days	1 year 1 month 24 days	1 year 1 month 24 days
Maximum [Member] | 0.31-0.76 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	9 years 2 months 12 days
Maximum [Member] | 1.23-1.89 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	7 months 2 days	1 year 6 months 29 days	8 years 7 months 2 days
Maximum [Member] | 46.62-1,554.54 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)		29 days	9 months
Minimum [Member] | 0.00-0.01 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	9 years 5 months 1 day	9 years 7 months 24 days	8 years 7 months 2 days
Minimum [Member] | 0.31-0.76 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	9 years 11 months 19 days
Minimum [Member] | 1.23-1.89 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	8 years 7 months 24 days	9 years 7 months 24 days	8 years 8 months 15 days
Minimum [Member] | 46.62-1,554.54 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)		6 years 5 months 19 days	6 years 5 months 19 days